Document And Entity Information	6 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Entity Central Index Key	0001957121
Document Type	N-CSRS
Entity Registrant Name	Felicitas Private Markets Fund
Document Period End Date	Dec. 31, 2025
Amendment Flag	false